Changes in Valuation Allowances (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 6,796		¥ 7,687		¥ 6,315
Charged to Costs or Expenses	7,443		5,737		7,782
Charged (Credited) to Other Accounts	(375)	[1]	(69)	[1]	879	[1]
Charge-offs	(6,245)		(6,559)		(7,289)
Balance at End of Year	7,619		6,796		7,687
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,541		5,532		3,880
Charged to Costs or Expenses	1,507		826		1,604
Charged (Credited) to Other Accounts	(30)	[1]	31	[1]	879	[1]
Charge-offs	(804)		(1,848)		(831)
Balance at End of Year	5,214		4,541		5,532
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,255		2,155		2,435
Charged to Costs or Expenses	5,936		4,911		6,178
Charged (Credited) to Other Accounts	(345)	[1]	(100)	[1]	0	[1]
Charge-offs	(5,441)		(4,711)		(6,458)
Balance at End of Year	¥ 2,405		¥ 2,255		¥ 2,155

[1]	Foreign currency translation adjustments and the increase by business combination.